Introduction	12 Months Ended
Dec. 31, 2022
Disclosure of changes in accounting policies, accounting estimates and errors [Abstract]
Introduction
Introduction
Corporate Information
Millicom International Cellular S.A. (the “Company” or “MIC S.A.”), a Luxembourg Société Anonyme, and its subsidiaries, joint ventures and associates (the “Group” or “Millicom”) is an international telecommunications and media group providing digital lifestyle services in emerging markets, through mobile and fixed telephony, cable, broadband, Pay-TV in Latin America (Latam).
The Company’s shares are traded as Swedish Depositary Receipts on the Stockholm stock exchange under the symbol TIGO_SDB (formerly MIC SDB) and, since January 9, 2019, on the Nasdaq Stock Market in the U.S. under the ticker symbol TIGO. The Company has its registered office at 2, Rue du Fort Bourbon, L-1249 Luxembourg, Grand Duchy of Luxembourg and is registered with the Luxembourg Register of Commerce under the number RCS B 40 630.
On February 24, 2023, the Board of Directors authorized these consolidated financial statements for issuance.
Business activities
Millicom operates its mobile businesses in Latin America (Bolivia, Colombia, El Salvador, Guatemala, Honduras, Nicaragua, Panama and Paraguay).
Millicom operates various cable and fixed line businesses in Latin America (Bolivia, Colombia, Costa Rica, El Salvador, Guatemala, Honduras, Nicaragua, Panama and Paraguay). Millicom also provides direct to home satellite service in most of its markets.
Our Group Segment include our Honduras joint venture as if it were fully consolidated, as this reflects the way management reviews and uses internally reported information to make decisions (see note B.3. Segmental information). The Group Segment figures also include our operations in Guatemala fully consolidated for comparative periods. On November 12, 2021, Millicom announced that it has closed the previously-announced agreement to acquire the remaining 45% equity interest in its joint venture business in Guatemala (collectively, "Tigo Guatemala"). As a result, Millicom owns 100% equity interest in Tigo Guatemala and fully consolidates it since that date. As a result, the statements of income, cash flows and financial position in these consolidated financial statements might not be directly comparable with previous years' figures.
Millicom also provides Mobile Financial Services (MFS) and holds small minority investments in other businesses such as micro-insurance (Milvik).
Current macroeconomic environment
Inflation in many countries globally has been rising for the past several months due to a variety of factors, including significant disruptions to the global production and distribution of energy and food commodities caused by Russia’s invasion of Ukraine as well as the global response to that invasion. As a result, global economic prospects have been severely affected, including in our Latin America markets. During the last semester of 2022, the Group took meaningful steps to mitigate the impact of rising inflation, including the implementation of numerous price increases and establishing cost savings initiative programs, which will position it to sustain healthy service revenue growth and margins going forward.
Although the macro-economic backdrop has become more challenging, business and financial performance through 2022 is broadly in line with our plans.
The Group continues to monitor the developments of the aforementioned events and their potential impact on performance and accounting considerations.
When it comes to COVID-19, as of December 31, 2022, and for the year ended December 31, 2022, management did not identify any significant adverse accounting effects as a result of the pandemic.
Climate-related risks
As already publicly announced and discussed elsewhere in our external reporting, our goal is to raise the bar on the Group’s contribution on environmental, societal and governance matters. In particular, we have committed to short-term goals validated by the Science Based Targets initiative (SBTi). We are also committed to the long-term goal of net zero emissions by or before 2050. Although there is no single explicit standard on climate-related matters under IFRS, climate risk and other climate-related matters may impact a number of areas of accounting. Up to now, the Group has not been significantly impacted by climate change, and, currently, Management has not considered the climate-related risks as part of the Group's top twelve key risks. Nevertheless, Management will continue monitoring every year the potential risks resulting from the effects of climate change in the form of natural disasters, such as extreme weather events affecting our 'Networks and infrastructure resilience'. So far, Management has not identified nor considered any material impacts of climate change on assumptions used (e.g. for impairment tests, fair value measurement, etc.) and on the Group's financial reporting (e.g. provisions, fixed assets, etc.).
IFRS Consolidated Financial Statements
Basis of preparation
These financial statements have been prepared in accordance with International Financial Reporting Standards as issued by the IASB (IFRS). They are also compliant with International Financial Reporting Standards as adopted by the European Union. This is in accordance with Regulation (EC) No 1606/2002 of the European Parliament and of the Council of July 19, 2002, on the application of international accounting standards for listed companies domiciled in the European Union.
The financial statements have been prepared on an historical cost basis, except for certain items including derivative financial instruments (measured at fair value) and financial instruments that contain obligations to purchase own equity instruments (measured at the present value of the redemption price).
This section contains the Group’s significant accounting policies that relate to the financial statements as a whole. Significant accounting policies specific to one note are included within that note. Accounting policies relating to non-material items are not included in these financial statements.
Consolidation
The consolidated financial statements of the Group comprise the financial statements of the Company and its subsidiaries as of December 31 of each year. The financial statements of the subsidiaries are prepared for the same reporting year as the Company, using consistent accounting policies.
All intra-group balances, transactions, income and expenses, and profits and losses resulting from intra-group transactions are eliminated.
Foreign currency
Financial information in these financial statements are shown in the US dollar presentation currency of the Group and rounded to the nearest million (US$ million) except where otherwise indicated. The financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which each entity operates (the functional currency). The functional currency of each subsidiary, joint venture and associate reflects the economic substance of the underlying events and circumstances of these entities. Except for El Salvador where the functional currency is US dollar, the functional currency in other countries is the local currency.
The results and financial position of all Group entities (none of which operate in an economy with a hyperinflationary environment) with functional currency other than the US dollar presentation currency are translated into the presentation currency as follows:
(i)    Assets and liabilities are translated at the closing rate on the date of the statement of financial position;
(ii)    Income and expenses are translated at average exchange rates (unless this average is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the dates of the transactions); and
(iii)    All resulting exchange differences are recognized as a separate component of equity (currency translation reserve), in the caption “Other reserves”.
On consolidation, exchange differences arising from the translation of net investments in foreign operations, and of borrowings and other currency instruments designated as hedges of such investments, are recorded in equity. When the Group disposes of or loses control or significant influence over a foreign operation, exchange differences that were recorded in equity are recognized in the consolidated statement of income as part of gain or loss on sale or loss of control and/or significant influence.
Goodwill and fair value adjustments arising on acquisition of a foreign operation are treated as assets and liabilities of the foreign operation and translated at the closing rate.
The following table presents functional currency translation rates for the Group’s locations to the US dollar on December 31, 2022, 2021 and 2020 and the average rates for the years ended December 31, 2022, 2021 and 2020.

Exchange Rates to the US Dollar	Functional Currency	2022 Year-end Rate	2021 Year-end Rate	Change %	2022 Average Rate	2021 Average Rate	Change %	2020 Average Rate
Bolivia	Boliviano (BOB)	6.91	6.91	—%	6.91	6.91	—%	6.91
Colombia	Peso (COP)	4,810	3,981	(17.2)%	4,254	3,756	(11.7)%	3,695
Costa Rica	Costa Rican Colon (CRC)	602	645	7.2%	650	625	(3.8)%	590
El Salvador	US dollar	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Guatemala	Quetzal (GTQ)	7.85	7.72	(1.7)%	7.75	7.74	(0.2)%	7.73
Honduras	Lempira (HNL)	24.66	24.43	(0.9)%	24.56	24.12	(1.8)%	24.65
Luxembourg	Euro (EUR)	0.93	0.88	(5.9)%	0.95	0.85	(10.6)%	0.87
Nicaragua	Cordoba (NIO)	36.23	35.52	(2.0)%	35.87	35.17	(2.0)%	34.34
Panama	Balboa (B/.) (i)	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Paraguay	Guarani (PYG)	7,346	6,886	(6.3)%	7,008	6,790	(3.1)%	6,758
Sweden	Krona (SEK)	10.43	9.05	(13.2)%	10.07	8.59	(14.7)%	9.16
United Kingdom	Pound (GBP)	0.83	0.74	(10.7)%	0.81	0.73	(9.9)%	0.77

(i) the balboa is tied to the United States dollar at an exchange rate of 1:1.

New and amended IFRS accounting standards
The following changes to standards have been adopted by the Group and did not have any significant impact on the Group’s accounting policies or disclosures and did not require retrospective adjustments:
◦IFRS 3 'Business Combinations' - Reference to Conceptual Framework.
◦IAS 16 'Property, Plant and Equipment' - Proceeds before intended use.
◦IAS 37 'Provisions, Contingent Liabilities and Contingent Assets' - Cost of fulfilling a contract.
◦Annual improvements to IFRS Standards 2018-2020, affecting IFRS 1, IFRS 9, IFRS 16 and IAS 41.
Amendments effective for annual periods starting on or after January 1, 2023 that are not expected to have a significant impact on the Group consolidated financial statements:
◦Amendments to IAS 1, 'Disclosure of Accounting Policies' that are intended to help preparers in deciding which accounting policies to disclose in their financial statements.
◦IAS 8, 'Accounting Policies, Changes in Accounting Estimates and Errors' - Definition of accounting estimates.
◦Amendments to IAS 12, 'Income Taxes: Deferred tax related to Assets and liabilities arising from a Single Transaction' - These amendments clarify that the initial recognition exception does not apply to the initial recognition of leases and decommissioning obligations. These amendments apply prospectively to transactions that occur on or after the beginning of the earliest comparative period presented. In addition, an entity should apply the amendments for the first time by recognizing deferred tax for all temporary differences related to leases and decommissioning obligations at the beginning of the earliest comparative period presented. The Group has been applying the so-called "Linked transaction approach" in the calculation of deferred taxes related to leases and asset retirement obligation (ARO) since the adoption of IFRS 16 (in compliance with these amendments). Therefore, the adoption of these amendments will not have an impact for the Group.
The following changes to standards are effective for annual periods starting on January 1, 2024 and their potential impact on the Group consolidated financial statements is currently being assessed by Management:
▪Amendments to IFRS 16 'Leases: Lease Liability in a Sale and Leaseback' (not yet endorsed by the EU) - The amendment specifies the requirements that a seller-lessee uses in measuring the lease liability arising in a sale and leaseback transaction, to ensure the seller-lessee does not recognize any amount of the gain or loss that relates to the right of use it retains.
▪Amendments to IAS 1, 'Presentation of Financial Statements' (not yet endorsed by the EU): These amendments aim to improve the information an entity provides when its right to defer settlement of a liability is subject to compliance with covenants within twelve months after the reporting period.
Judgments and critical estimates
The preparation of IFRS financial statements requires management to use judgment in applying accounting policies. It also requires the use of certain critical accounting estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. These estimates are based on management's best knowledge of current events, actions and best estimates as of a specified date, and actual results may ultimately differ from these estimates. Areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the financial statements are disclosed in each note and are summarized below:
Judgments
Management apply judgment in accounting treatment and accounting policies in preparation of these financial statements. In particular, a significant level of judgment is applied regarding the following items:
•    Acquisitions – measurement at fair value of existing and newly identified assets, including the measurement of property, plant and equipment and intangible assets (e.g. particularly the customer lists being sensitive to significant assumptions as disclosed in note A.1.2.), liabilities, contingent liabilities and remaining goodwill; the assessment of useful lives (see notes A.1.2., E.1.1., E.1.5., E.2.1.);
•    Impairment testing – key assumptions related to future business performance, perpetual growth rates and discount rates (see notes E.1.2., E.1.6., E.2.2.);
•    Revenue recognition – whether or not the Group acts as principal or as an agent, when there is one or several performance obligations and the determination of stand-alone selling prices (see note B.1.1.);
•    Contingent liabilities – whether or not a provision should be recorded for any potential liabilities (see note G.3.);
•    Leases – In determining the lease term, including the assessment of whether the exercise of extension or termination options is reasonably certain and the corresponding impact on the selected lease term (see note E.3.);
•    Control – whether Millicom, through voting rights and potential voting rights attached to shares held, or by way of shareholders’ agreements or other factors, has the ability to direct the relevant activities of the subsidiaries it consolidates, or jointly direct the relevant activities of its joint ventures (see notes A.1., A.2.);
•    Discontinued operations and assets held for sale – definition, classification and presentation (see notes A.4., E.4.1.) as well as measurement of potential provisions related to indemnities;
•    Deferred tax assets – recognition based on likely timing and level of future taxable profits together with future tax planning strategies (see notes B.6.3.and G.3.2.);
•    Defined benefit obligations – key assumptions related to life expectancies, salary increases and leaving rates, mainly related to UNE Colombia (see note B.4.3.).
Estimates
Estimates are based on historical experience and other factors, including reasonable expectations of future events, such as current macro-economic challenges. These factors are reviewed in preparation of the financial statements although, due to inherent uncertainties in the evaluation process, actual results may differ from original estimates. Estimates are subject to change as new information becomes available and may significantly affect future operating results. Significant estimates have been applied in respect of the following items:
•    Accounting for property, plant and equipment, and intangible assets in determining fair values at acquisition dates, particularly for assets acquired in business combinations and sale and leaseback transactions (see notes A.1.and E.2.1.);
•    Useful lives of property, plant and equipment and intangible assets (see notes E.1.1., E.2.1.);
•    Provisions, in particular provisions for asset retirement obligations, legal and tax risks (see note F.4.);
•    Tax liabilities, in particular in respect of uncertainty over income tax treatments (see note F.4.);
•    Revenue recognition (see note B.1.1.);
•    Impairment testing including weighted average cost of capital ("WACC"), EBITDA margins, Capex intensity and long term growth rates (see note E.1.6.);
•    For leases, estimates in determining the incremental borrowing rate for discounting the lease payments in case interest rate implicit in the lease cannot be determined (see note E.3. );
•    Estimates for defined benefit obligations (see note B.4.2.);
• Accounting for share-based compensation in particular estimates of forfeitures and future performance criteria (see notes B.4.1., B.4.3.).